Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2016	May 31, 2020	May 31, 2019	Jun. 02, 2019
Net loss		$ (682,466)	$ (31,912)
Accumulated deficit		(738,165)	(42,911)
Net cash inflow (used in) from operations		89,437	(30,481)
Cash and cash equivalents		15,588
Current liability		4,001,981	14,212
Selling and handling costs		$ 529,780
Value-added taxes description		The VAT is based on gross sales price and VAT rates applicable to the Company is 17% for the period from the beginning of 2018 till the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% from April 2019.
PRC statutory rate		25.00%	25.00%
Lease description	The Company will also keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.
Right-of-use assets		$ 192,741
Operating lease liability		$ 195,803	$ 247,369
Accounting Standards Update 2016-02 [Member]
Right-of-use assets				$ 374,341
Operating lease liability				$ 374,341